Harley-Davidson Motorcycle Trust 2023-A	Exhibit 99.1
$101,000,000.00 4.97500% Motorcycle Contract Backed Notes, Class A-1
$170,400,000.00 5.32% Motorcycle Contract Backed Notes, Class A-2a
$50,000,000.00 SOFR + 0.53% Motorcycle Contract Backed Notes, Class A-2b
$194,200,000.00 5.05% Motorcycle Contract Backed Notes, Class A-3
$63,350,000.00 4.97% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the November 15, 2024 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of February 1, 2023, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on February 15, 2023

Beginning of Due Period					10/01/2024
End of Due Period					10/31/2024
Determination Date					11/06/2024
Record Date					11/14/2024
Distribution Date					11/15/2024
SOFR Determination Date					10/10/2024
SOFR as of the SOFR Determination Date					5.00981%
Number of days in Interest Period (ACT/360 basis)					31
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	32,361	1/31/2023	02/23/2023	$628.507,157.14
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	32,361			$628,507,157.14

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$301,769,437.69

Monthly principal amounts
Principal collections on Contracts	11,613,188.69
Balance of Contracts liquidated during Due Period	332,235.19
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	265.44

Decline in Aggregate Principal Balance		11,945,689.32

Aggregate Principal Balance at end of Due Period		$289,823,748.37
Pool factor		0.4611304
Yield Supplement Overcollaterilzation Amount		5,654,053.64
Adjusted Principal Balance at end of Due Period		284,169,694.73

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Total
Original Note balance	$93,000,000.00	$142,342,000.00	$63,158,000.00	$205,500,000.00	$74,950,000.00	$578,950,000.00

Note balance as of prior Distribution Date	—	7,174,875.95	2,105,303.98	194,200,000.00	63,350,000.00	266,830,179.93

Principal Distributable Amount *	—	7,174,875.95	2,105,303.98	2,252,284.52	—	11,532,464.45

Note balance at end of Due Period	—	—	0.00	191,947,715.48	63,350,000.00	255,297,715.48

Note Pool Factor at beginning of Due Period	0.0000000	0.0421061	0.0421061	1.0000000	1.0000000

Note Pool Factor at end of Due Period	0.0000000	0.0000000	0.0000000	0.9884022	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Adjusted Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	-	—	4.97500%	31	ACT/360	—	—	—
A-2a	7,174,875.95	—	5.32%	30	30/360	31,808.62	—	31,808.62
A-2b	2,105,303.98	—	5.53981%	31	ACT/360	10,043.13	—	10,043.13
A-3	194,200,000.00	—	5.05%	30	30/360	817,258.33	—	817,258.33
A-4	63,350,000.00	—	4.97%	30	30/360	262,374.58	—	262,374.58
Totals	$266,830,179.93	—				$1,121,484.66	—	$1,121,484.66

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$11,410,760.92
Interest collections on Contracts during Due Period	1,931,670.77
Net Liquidation Proceeds
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	106,944.65
Amounts paid by Seller in connection with the optional repurchase of the Contracts
Investment Earnings - Collection Account	50,187.38

Total Available Monies		$13,813,693.03

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	97,612.75
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	251,474.53
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	—
Asset Representation Reviewer Fee	—
Note Interest Distributable Amount	1,121,484.66
Principal Distributable Amount	11,532,464.45

Total distribution of fees, interest and principal		13,003,036.39

Excess Amounts (Shortfall)		810,656.64

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer
Excess Amounts to Certificateholders	810,656.64

Total distribution of Available Monies		$13,813,693.03

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,519,577.86

Reserve Fund balance as of prior Distribution Date		$1,519,577.86

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	5,872.14

Total additions		5,872.14

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	5,872.14

Total withdrawals		5,872.14

Reserve Fund balance at current Distribution Date		$1,519,577.86

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		$28,871,979.25

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	28,881,142.07	4.75%
Overcollateralization Target Amount for current Distribution Date	28,871,979.25	10.16%
Overcollateralization Amount at current Distribution Date	28,871,979.25	10.16%

Amount
Yield Supplement Overcollateralization at Cutoff Date	20,676,015.07
Yield Supplement Overcollateralization at current Distribution Date	5,654,053.64
Strike Rate	8.5%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			21

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	30	$534,662.96	0.177%

	Less:
	Net Liquidation Proceeds for the Due Period	31	314,129.31	0.104%

	Net Liquidation Losses for the Due Period		220,533.65	0.073%

	Net Liquidation Loss ratio			0.877%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			0.877%
	Net Liquidation Loss ratio - prior Distribution Date			0.431%
	Net Liquidation Loss ratio - second prior Distribution Date			1.246%
	Three-month average loss ratio			0.851%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	511	$10,096,604.18	1.606%
	Cumulative Net Liquidation Proceeds	415	4,137,369.68	0.658%
	Cumulative Net Liquidation Losses		5,959,234.50	0.948%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$11,661.91

Cumulative loss ratio	Cumulative loss ratio			0.948%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	207	$3,406,769.46	$41,721.71	1.129%
	60 - 89	73	1,388,976.75	25,830.55	0.460%
	90 - 119	53	850,224.74	24,892.71	0.282%
	120+	20	396,505.26	14,499.68	0.131%
	Totals	353	$6,042,476.21	$106,944.65	2.002%

	60+ delinquency amount	146	$2,635,706.75		0.873%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				0.873%
	60+ day delinquency ratio - prior Distribution Date				0.784%
	60+ day delinquency ratio - second prior Distribution Date				0.556%
	Three-month average delinquency Ratio				0.738%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (6.00%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	21,355	20,914
Principal Balance of Contracts	301,769,437.69	289,823,748.37
Weighted average original term	72.13	72.24
Weighted average remaining term	43.64	42.77
Weighted average age	28.49	29.46
One month prepayments (ABS)	1.23%	1.29%
Weighted average Contract Rate	7.74%	7.76%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	-	—%
0.000% - 5.000%	51,255,998.29	17.69%
5.001% - 10.000%	179,256,408.40	61.85%
10.001% - 15.000%	59,311,341.68	20.46%
15.001% - 20.000%	—	—%
> 20.000%	—	—%

Advances made by Servicer in current Due Period		$106,944.65
Reimbursement Amount due to Servicer		97,612.75
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President and Treasurer of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of February 1, 2023 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and Citibank, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2023-A (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from October 1, 2024 to October 31, 2024 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 7th day of
November 2024.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ David Viney
Name:    David Viney
Title:    Vice President and Treasurer